Supplementary information on capital management	12 Months Ended
Dec. 31, 2017
Supplementary information on capital management
Supplementary information on capital management

18.   Supplementary information on capital management

        The principle objectives of the Company's capital management strategy are to optimize the weighted average cost of capital and to achieve a balanced mix of total equity and debt. The dialysis industry, in which the Company has a strong market position in global, growing and largely non-cyclical markets, is characterized by stable cash flows. Due to the Company's payors' mostly high credit quality, it is able to generate high, stable, predictable and sustainable cash flows. These generated cash flows allow a reasonable proportion of debt, through the employment of an extensive mix of debt.

        As of December 31, 2017 and December 31, 2016, total equity and debt were as follows:

Total equity, debt and total assets
in € THOUS
	2017	2016
Total equity including noncontrolling interests	10,828,186	11,051,132
Debt	7,447,686	8,132,114
Total assets	24,025,128	25,503,540
Debt in % of total assets	31.0%	31.9%
Total equity in % of total assets (equity ratio)	45.1%	43.3%

        The Company is not subject to any capital requirements provided for in its Articles of Association. The Company has obligations to issue shares out of the conditional capital relating to the exercise of stock options on the basis of the existing 2011 SOP stock option plan (see note 20).

        Assuring financial flexibility is a top priority in the Company's financing strategy. This flexibility is achieved through a wide range of financing instruments and a high degree of diversification of investors. The Company's maturity profile displays a broad spread of maturities with a high proportion of medium and long-term financings. In the choice of financing instruments market capacity, investor diversification, flexibility, credit conditions and the existing maturity profile are taken into account (see note 14).

        The Company's financing structure and business model are reflected in the investment grade ratings. The Company is covered by the three leading rating agencies, Moody's, Standard & Poor's and Fitch.

Rating(1)
	Standard & Poor's	Moody's	Fitch
Corporate credit rating	BBB–	Baa3	BBB–
Outlook	positive	stable	stable

(1)        A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.